NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	Mar. 31, 2022	Dec. 31, 2021
Vinco Ventures Inc [Member]
Ownership percentage	100.00%	100.00%
CW Machines LLC [Member]
Ownership percentage	51.00%	51.00%
Ferguson Containers Inc [Member]
Ownership percentage	100.00%